Significant Events, Acquisition and Divestures - Additional Information (Detail) € / shares in Units, $ in Millions																	3 Months Ended		12 Months Ended
	Feb. 21, 2018 USD ($) Warrant shares	Feb. 21, 2018 EUR (€) Warrant shares	Feb. 02, 2018 EUR (€) shares	Jan. 15, 2018 EUR (€) € / shares	Oct. 31, 2017	Oct. 17, 2017	Oct. 02, 2017	Jul. 28, 2017	Jul. 13, 2017	Jun. 13, 2017	Jan. 20, 2017 USD ($)	Aug. 11, 2016 USD ($)	Aug. 11, 2016 EUR (€)	Feb. 05, 2016 USD ($) shares	Feb. 05, 2016 EUR (€) € / shares shares	Feb. 09, 2007 USD ($)	Mar. 31, 2018 USD ($)	Mar. 24, 2016	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares		Dec. 31, 2016 EUR (€) shares		Dec. 31, 2015 USD ($) shares		Feb. 21, 2018 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Nov. 13, 2017	Mar. 13, 2017 USD ($)	Feb. 24, 2017 USD ($)	Dec. 31, 2016 € / shares	Aug. 11, 2016 EUR (€) € / shares	Jul. 20, 2016 EUR (€) € / shares shares	Jul. 19, 2016 € / shares	Dec. 31, 2014 USD ($) shares
Significant Events Acquisitions Divestitures [Line Items]
Aggregate outstanding principal amount of notes																			$ 2,955.3	$ 2,850.4				$ 2,884.8
Unsecured bank loan received																														$ 1,884.0
Percentage of shareholders present at general meeting\					22.48%
Percentage of shareholders required to be present at extra ordinary general meeting					25.00%																							20.00%
Reduce of share capital												$ 304.1	€ 265,597,788.0
Net proceeds of the issuance amount												$ 20.3			€ 283,304,307.20				$ 20.3	$ 20.3				$ 92.8			€ 17,706,519					€ 17,706,519.0	€ 283,304,307.20
Nominal value of price per share | € / shares															€ 0.40												€ 0.80				€ 0.80	€ 0.80	€ 12.80
Final gross proceed through distribution of preferential subscription | €															€ 350,589,080.16
Additional shares issued | shares														531,195,576	531,195,576					16,599,862	[1]	16,599,862	[1]
Fair value of share issues | shares															708,260,768				22,133,149	22,133,149	[1]			5,533,287	[1],[2]		22,133,149						22,133,149		5,533,287	[2]
Cash and cash equivalents																			$ 315.4	$ 538.8				$ 385.3											$ 359.1
Exchange rate																			1.1993								1.1993
Increase in equity through issuance of new shares																				368.0
Professional fees																			$ 102.0
Acceleration of amortization of historical issuing fees																			23.0
Net proceeds of the issuance amount														$ 367.5	€ 337,000,000					367.5		€ 337,000,000
Expenses related to share issue																				14.0		€ 13,000,000
Former shares required to get new shares																																	32
Price per shares of share newly issued | € / shares																																		€ 0.69
EUR [member]
Significant Events Acquisitions Divestitures [Line Items]
Cash and cash equivalents | €																											€ 19,100,000
Secured Loans [Member]
Significant Events Acquisitions Divestitures [Line Items]
Percentage of bondholders approved the safeguard plan							97.14%
High yield bonds [Member]
Significant Events Acquisitions Divestitures [Line Items]
Aggregate outstanding principal amount of notes																			1,573.9	1,430.1				1,438.4
Percentage of debt held									86.08%
Percentage of bondholders approved the safeguard plan							97.96%
Convertible Bonds [Member]
Significant Events Acquisitions Divestitures [Line Items]
Aggregate outstanding principal amount of notes																			396.0	332.9				$ 329.0
Creditors [Member]
Significant Events Acquisitions Divestitures [Line Items]
Percentage of bondholders approved the safeguard plan								93.50%
Ad Hoc Committee [Member] | High yield bonds [Member]
Significant Events Acquisitions Divestitures [Line Items]
Percentage of debt held									52.40%	52.40%
Ad Hoc Committee [Member] | Secured Debt [Member]
Significant Events Acquisitions Divestitures [Line Items]
Percentage of debt held										53.80%
DNCA [Member]
Significant Events Acquisitions Divestitures [Line Items]
Percentage of share capital										7.90%
DNCA [Member] | High yield bonds [Member]
Significant Events Acquisitions Divestitures [Line Items]
Percentage of debt held										5.50%
DNCA [Member] | Convertible Bonds [Member]
Significant Events Acquisitions Divestitures [Line Items]
Percentage of debt held										20.70%
Bpifrance Participations [Member]
Significant Events Acquisitions Divestitures [Line Items]
Percentage of share capital						9.35%
Percentage of bondholders approved the safeguard plan						10.90%
Announcing or Commencing Implementation of Major Restructuring [Member]
Significant Events Acquisitions Divestitures [Line Items]
Aggregate outstanding principal amount of notes	$ 1,205.1																		2,985.1
Reduce of share capital | €				€ 17,485,188
Net proceeds of the issuance amount | €				€ 221,331																						€ 5,785,750.02
Nominal value of price per share | € / shares				€ 0.01																						€ 0.01
Fair value of share issues | shares	578,575,002																									578,575,002
Exchange rate	1.2312																									1.2312
Net proceeds from restructuring	$ 307.9
Net proceeds from restructuring after payment of financial restructuring fees	259.1
Gain on financial restructuring	750.0																$ 750.0
Increase in equity through issuance of new shares																	1,300.0
Equity impact on financial restructuring	$ 2,050.0																$ 2,050.0
Announcing or Commencing Implementation of Major Restructuring [Member] | Backstop Warrants [member]
Significant Events Acquisitions Divestitures [Line Items]
Number of shares issued | Warrant	10,648,619	10,648,619
Announcing or Commencing Implementation of Major Restructuring [Member] | Warrants 1 [member]
Significant Events Acquisitions Divestitures [Line Items]
Number of shares issued | Warrant	22,133,149	22,133,149
Announcing or Commencing Implementation of Major Restructuring [Member] | Warrants 3 [member]
Significant Events Acquisitions Divestitures [Line Items]
Number of shares issued | Warrant	113,585,276	113,585,276
Announcing or Commencing Implementation of Major Restructuring [Member] | Coordination Warrants [member]
Significant Events Acquisitions Divestitures [Line Items]
Number of shares issued | Warrant	7,099,079	7,099,079
Announcing or Commencing Implementation of Major Restructuring [Member] | US$ [member]
Significant Events Acquisitions Divestitures [Line Items]
Aggregate outstanding principal amount of notes	$ 1,046.5																		1,833.1
Net proceeds from restructuring	97.8
Net proceeds from restructuring after payment of financial restructuring fees	$ 75.2
Announcing or Commencing Implementation of Major Restructuring [Member] | EUR [member]
Significant Events Acquisitions Divestitures [Line Items]
Aggregate outstanding principal amount of notes | €																										€ 128,800,000	€ 935,700,000
Net proceeds from restructuring | €		€ 170,700,000
Net proceeds from restructuring after payment of financial restructuring fees | €		€ 149,400,000
Announcing or Commencing Implementation of Major Restructuring [Member] | New Ordinary Shares [Member]
Significant Events Acquisitions Divestitures [Line Items]
Nominal value of price per share | € / shares																										€ 0.01
Final gross proceed through distribution of preferential subscription | €																										€ 112,215,060.36
Additional shares issued | shares	71,932,731	71,932,731
Subscription price per share | € / shares																										€ 1.56
Share premium par value per share | € / shares																										€ 1.55
Total demand of shares issued | €			€ 132,500,000
Demand of shares issued higher than target amount | €			€ 20,300,000
Share subscription rate			118.06%
Number of shares subscribed on non-reducible basis | shares			65,283,036
Percentage of shares subscribed on non-reducible basis of ABSA to be issued			90.76%
Number of shares subscribed on reducible basis | shares			19,639,466
Maximum number of shares partially satisfied of ABSA | shares			6,649,695
Net proceeds of the issuance amount	$ 126.8
Announcing or Commencing Implementation of Major Restructuring [Member] | New Ordinary Shares [Member] | EUR [member]
Significant Events Acquisitions Divestitures [Line Items]
Net proceeds of the issuance amount | €		€ 103,000,000
Subsequent Event [Member]
Significant Events Acquisitions Divestitures [Line Items]
Aggregate outstanding principal amount of notes	$ 1,205.1
Exchange rate	1.2312																									1.2312
High Yield Bonds Due 2017 [Member]
Significant Events Acquisitions Divestitures [Line Items]
Notes issued																$ 400.0
Interest rate of notes issued																7.75%
Aggregate outstanding principal amount of notes																				$ 8.3
Borrowings maturity date																2017
Second lien secured senior notes due 2024 [member] | Announcing or Commencing Implementation of Major Restructuring [Member]
Significant Events Acquisitions Divestitures [Line Items]
Notional amount as new money	$ 375.0
Borrowings maturity date	2024	2024
Borrowings interest, floor rate	Libor (floor of 1%)	Libor (floor of 1%)
Borrowings interest rate	4.00%																									4.00%
Paid-in-kind interest rate	8.50%																									8.50%
Principal amount, in exchange for part of accrued interest claims	$ 80.2
Second lien secured senior notes due 2024 [member] | Announcing or Commencing Implementation of Major Restructuring [Member] | US$ [member]
Significant Events Acquisitions Divestitures [Line Items]
Notes issued	355.1
Notional amount as new money	275.0
Second lien secured senior notes due 2024 [member] | Announcing or Commencing Implementation of Major Restructuring [Member] | EUR [member]
Significant Events Acquisitions Divestitures [Line Items]
Notes issued | €																										€ 80,400,000
Notional amount as new money | €																										€ 80,400,000
High Yield Bonds Due 2021 [Member]
Significant Events Acquisitions Divestitures [Line Items]
Number of cold-stacked seismic vessels											3
Notes issued											$ 58.6								$ 71.0										$ 12.1
Interest rate of notes issued											6.50%								6.50%								6.50%		6.50%
Aggregate outstanding principal amount of notes																			$ 70.7
Borrowings maturity date																			2021
First lien secured senior notes due 2023 [member] | Announcing or Commencing Implementation of Major Restructuring [Member]
Significant Events Acquisitions Divestitures [Line Items]
Notes issued	$ 663.6
Borrowings maturity date	2023	2023
Borrowings interest, floor rate	Libor (floor of 1%)	Libor (floor of 1%)
Borrowings interest rate	6.50%																									6.50%
Paid-in-kind interest rate	2.05%																									2.05%
Borrowings upfront paydown	$ 150.0
First lien secured senior notes due 2023 [member] | Announcing or Commencing Implementation of Major Restructuring [Member] | US$ [member]
Significant Events Acquisitions Divestitures [Line Items]
Borrowings upfront paydown	$ 150.0
Ordinary shares from convertible bonds [member] | Announcing or Commencing Implementation of Major Restructuring [Member]
Significant Events Acquisitions Divestitures [Line Items]
Additional shares issued | shares	35,311,528	35,311,528
Ordinary shares from senior notes [member] | Announcing or Commencing Implementation of Major Restructuring [Member]
Significant Events Acquisitions Divestitures [Line Items]
Additional shares issued | shares	449,197,594	449,197,594
Ardiseis FZCO [Member]
Significant Events Acquisitions Divestitures [Line Items]
Reduction of ownership percentage held by parent and non controlling interests																								98.00%
Reduction of ownership percentage																								49.00%
Argas [member]
Significant Events Acquisitions Divestitures [Line Items]
Cash and cash equivalents																			$ 38.2
Ownership percentage																			49.00%					49.00%
Argas [member] | TAQA [Member]
Significant Events Acquisitions Divestitures [Line Items]
Ownership percentage																								51.00%
Gardline CGG Pte Ltd [Member]
Significant Events Acquisitions Divestitures [Line Items]
Ownership percentage sold																		49.00%

[1]	Number of shares as of January 1, 2016 and capital increase have been restated to reflect the 32-for-one stock split on July 20, 2016.
[2]	Number of shares as of January 1, 2015 and December 31, 2015 has been restated to reflect the 32-for-one stock split on July 20, 2016